Vinson&Elkins

Allan D. Reiss   areiss@velaw.com

Tel 212.237.0018   Fax 917.849.5363

September 7, 2006

Via EDGAR and FACSIMILE

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mailstop 7010

Attention: H. Roger Schwall

Re:	Penn Virginia GP Holdings, L.P.

Registration Statement on Form S-1

File No. 333-135686

Ladies and Gentlemen:

Penn Virginia GP Holdings, L.P. (the “Registrant”) is filing today, via EDGAR, Amendment No. 1 to the above referenced registration statement on Form S-1 (the “Registration Statement”).

Set forth below are the Registrant’s responses to the comments and requests for additional information contained in the letter dated August 10, 2006 from the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”). For your convenience, the exact text of the comments provided by the Staff has been included in bold face type in the order presented in the letter from the Staff. Each response below has been prepared and is being provided by the Registrant, which has authorized us to respond to the Staff’s comments on its behalf. All references to page numbers in the responses to the Staff’s comments correspond to the pages in Amendment No. 1 to the Registration Statement.

General

1.	You will expedite the review process if you address each portion of every numbered comment that appears in this letter. Provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment we will find your responsive changes. Similarly, to minimize the likelihood that we will reissue comments, please make corresponding changes where applicable throughout your document. For example, we might comment on one section or example in the document, but our silence on similar or related disclosure elsewhere does not relieve you of the need to make similar revisions elsewhere as appropriate.

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Response: The Registration Statement has been revised as requested to make corresponding changes where applicable throughout the Registration Statement, and we have referenced all relevant page numbers in our responses.

2.	In Securities Act Release No. 33-6900, the Commission set forth its views regarding the disclosure required in initial public offerings of limited partnership interests. Please revise your registration statement to comply fully with the requirements of that release. As only an example, you fail to include the cover page disclosure mandated by Section II.A.3.a of the release. We may have additional related comments after reviewing the amended document.

Response: The Registrant has reviewed Securities Act Release No. 33-6900 and revised the Registration Statement accordingly. In particular, we have revised the cover page to include risk factor disclosure, revised the Table of Contents to include all risk factor headings, and have clarified the meaning of dissenters’ rights and appraisal rights on page 146.

3.	Moreover, confirm that you considered Securities Act Industry Guide 5 when preparing this registration statement. Note that Release No. 33-6900 states that the requirements of Guide 5 “should be considered, as appropriate, in the preparation off limited partnership offerings.” Refer to Sections II.A.3.f, IIB.2, and II.B.3.b of Release No. 33-6900 for guidance. We may have additional comments.

Response: The Registrant has considered Industry Guide 5 and Release No. 33-6900 believes it has satisfied all relevant requirements of the Guide and Release No. 33-6900.

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4.	In connection with the minimum quarterly distribution disclosure, we refer you to the Commission’s policy on projections in Item 10(b) of Regulation S-K.

Response: The Registrant has noted Item 10(b) of Regulation S-K.

5.	To eliminate any potential for confusion, use precise captions and introductory text to distinguish clearly between you and PVR. For example, it might be useful to remind the readers that PVR is not the registrant and is not offering the common units being offered in this offering. Refer to disclosure that appears at the following pages, among others: the pages where you include the map of PVR business segments and assets, page 15, page 73 and page 98. At page 123, you refer to service as a director for “our” general partner. Please revise to eliminate any ambiguity and to clarify the disclosure and captions as appropriate.

Response: The Registration Statement has been revised as requested. In particular, the Registrant has revised certain language and captions on pages 67, 80, 116, 118, 120, 123, 125, 126 and 129 to clarify the distinction between us and Penn Virginia Resource Partners, L.P. (“PVR”). In addition, we have reminded readers that this is not an offering of units of PVR by amending certain language on pages 1, 67 and 90 to clarify that this is an offering of “our common units”.

6.	More precise disclosure also is necessary in the following locations, among others:

•	at page 1, you omit “approximately” when referring to the number of units in PVR to be held initially;

Response: The Registrant notes that the word “approximately” has been omitted because the exact number of units has been determined and is as set forth in the Registration Statement.

•	at page 5, in the organization chart prior to the offering, you list the NYSE symbol for your units, but elsewhere you suggest that you still need to apply for listing on the NYSE;

Response: The Registrant has reserved the symbol “PVG” and the Registrant has revised the Registration Statement to state that it has filed an application for listing its common units on the NYSE. Please see the cover page and pages 10, 137 and 189.

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•	at page 8, you state that three directors will be independent, but it appears from disclosure at page 119 that this could be 12 months from the date of the offering;

Response: The Registration Statement has been revised to clarify the director independence requirement of the NYSE and when the Registrant will meet such requirement. Please see pages 6 and 117.

•	at page 36, you indicate that allocations of time “may not necessarily be the result of arm’s length negotiations,” when it does not appear that there is any possibility of arm’s length negotiations under those circumstances;

Response: The Registration Statement has been revised to clarify that it is unlikely that such negotiations will be at arm’s length. Please see page 28.

•	at page 77, it is unclear how the captions relate to the acquisition that follows, because there is no reference to the particular item in the second through fifth captions; and

Response: The Registration Statement has been revised to provide context to the captions. Please see page 71.

•	at page 120, it is unclear when you expect that you will have an independent director that will satisfy the definition of “audit committee financial expert,” given the suggestion at page 119 that the third independent member could be appointed twelve months later.

Response: The Registrant has revised the Registration Statement to indicate when the Registrant expects to appoint an independent director that satisfies the definition of “audit committee financial expert”. Please see page 118.

7.	In the amended registration statement, fill in all blanks other than the information that Rule 430A permits you to omit. Also update all disclosure as appropriate. Examples include the status of your application to list on the NYSE, as well as disclosure at pages 57 to 61 and pages 67, 88, 129, 170 and 188.

Response: The Registrant has revised the Registration Statement as requested, to the extent that updated disclosure is available as of the date of Amendment No. 1. For example, the Registrant has updated the status of the NYSE listing application, the financial statements, and the Registrant’s operating data, pro forma and forecasted available cash and the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

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8.	We will need time to review all new disclosure, including any artwork or graphics and the intended price range. Similarly, we will need time to review all omitted appendices and exhibits, including schedules. Please also provide us with the sales materials you propose to use, pursuant to Release No. 33-6900. You can expedite the review process by providing all this information and, where appropriate, by filing all such documents promptly. Examples include the following:

•	the partnership agreement (Appendix A);

•	all material contracts;

•	the legality and tax opinions;

•	PVR’s credit facility, as amended to the latest practicable date;

•	the amended Omnibus Agreement;

•	the non-compete agreement; and

•	the contribution agreement.

Ensure that you allow sufficient time for our review in each case. With regard to future agreements, file the proposed agreements, and replace them in future amendments with the executed versions. We may have additional comments.

Response: The Registrant has filed as exhibits to Amendment No. 1 all appendices and exhibits available as of the filing date of Amendment No. 1. The Registrant will file the intended price range, additional exhibits and sales materials, if any, as they become available so that the Staff has adequate time to review them.

Table of Contents — page i

9.	Provide separate entries for each risk factor. Refer to Section II.A.3 and II.A.3.b of Release No. 33-6900.

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Response: The Registration Statement has been revised as requested. Please see the Table of Contents.

Summary, page 1

10.	To the extent possible, shorten the summary and move any excess detail to the main body of the prospectus. Focus on the principal points. Refer to Item 503 of Regulation S-K.

Response: The Registration Statement has been revised as requested.

Limited Call Right, page 12

11.	We note that the general partner has the right to call and purchase all common units. Please advise us whether you will comply with the tender offer rules and file a Schedule TO when or if this right is exercised, if applicable. If you believe an exemption from the tender offer rules would be available, please explain why.

Response: Any exercise of the limited call right under the Registrant’s limited partnership agreement will be executed in accordance with all applicable federal securities laws. The Registrant, however, believes that such a call right would be exempt from the tender offer rules and the requirement to file a Schedule TO pursuant to Rules 13e-3(g)(4) and 13e-4(h)(1). Rule 13e-3(g)(4) provides that Rule 13e-3 will not apply to “[r]edemptions, call or similar purchase of an equity security by an issuer pursuant to specific provisions set forth in the instrument(s) creating or governing that class of equity securities.” Similarly, 13e-4(h)(1) provides that Rule 13e-4 will not apply to “[c]alls or redemptions of any security in accordance with the terms and conditions of its governing instruments.” The Registrant’s limited partnership agreement will confer this limited call right on any person holding more than 90% of the outstanding common units, and any exercise of the limited call right will be in accordance with the terms and conditions of the limited partnership agreement, which is the instrument governing the Registrant’s common units.

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Cautionary Note Regarding Forward-Looking Statements, page 22

12.	Eliminate the suggestion that “will” identifies forward looking statements, and move this section so that it does not precede the Risk Factors section. Refer to Item 503 of Regulation S-K.

Response: The Registration Statement has been revised as requested. In particular, the word “will” has been removed and the section on forward looking statements has been moved to page 41, after the risk factors.

Risk Factors, page 24

13.	You should discuss all material risks that apply to your company in particular. However, you include 26 pages of risk factors, which appears excessive. All risk factors should be brief and concise, generally consisting of only one or two short paragraphs at the most. Identify the risk, include a cross-reference to more detailed disclosure elsewhere if appropriate, and eliminate all excess detail. Also eliminate generic risk factors that could apply to any public company, such as “We will incur increased costs as a result of being a public company” and “PVR may not be able to retain existing customers.”

Response: The Registration Statement has been revised as requested. Please see pages 19, 20, 23, 24, 25, 26, 27, 30, 31, 34, 35, 37 and 38.

14.	Eliminate all language that mitigates the risk you present, including clauses in the text or captions that begin “although.” Also, rather that stating that you cannot assure or guarantee an outcome, state the risk plainly and directly.

Response: The Registration Statement has been revised as requested. Please see pages 20, 25, 36, 37 and 40.

PVR’s general partner, with our consent may limit or modify the incentive distributions, page 26

15.	Elsewhere in your prospectus, explain in necessary detail this provision. For example, explain how it is possible that reducing the amount of cash distributions would not constitute an adverse material change to unitholders. It also appears that this is one of the risks that should be highlighted in bullet point format on the prospectus cover page. We may have additional comments.

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Response: The Registration Statement has been revised as requested. Please see the cover page and page 161. The Registrant notes that in order to facilitate accretive acquisitions by PVR, the Registrant may consent to a reduction in the distributions it receives with respect to the incentive distribution rights it owns in PVR (the “IDRs”). Accretive acquisitions would be expected to ultimately result in an increase in distributions to the holders of PVR limited partner units. More than half of the total distributions the Registrant receives on its partnership interests in PVR are derived from distributions on the limited partner units of PVR that it owns. Therefore, it would not necessarily be materially adverse to the Registrant’s unitholders if distributions in respect of the IDRs were to be reduced, because accretive acquisitions that are expected to result in an increase in overall distributions to PVR’s unitholders may be beneficial to the Registrant and, in turn, to its unitholders.

We depend on the leadership and involvement of other key personnel, page 30

16.	Identify the other “key personnel” to whom you refer. If you have key person insurance for your key employees, because this information would tend to mitigate the risk you discuss, disclose it elsewhere in the document. If you do not have such insurance, disclose that fact here. Also, disclose the absence of employment contracts with any key personnel, if applicable.

Response: The Registration Statement has been revised to delete the risk factor. The Registration Statement has been revised to indicate that neither the Registrant nor PVR has employment agreements with any of their executive officers and they do not carry key person insurance. Please see pages 118 and 123.

Use of Proceeds, page 50

17.	We may have additional comments once you provide the text that is missing from the last paragraph, which ends with the word: “See….” Also provide additional quantification, specifying the amounts of the “capital contribution to PVR” and the “additional capital contribution to PVR.”

Response: The Registration Statement has been revised as requested with respect to providing the specific amounts of the “capital contribution to PVR” and “additional capital contribution to PVR”. Please see page 43. With respect to the first part of the Staff’s comment, the Registrant was unable to find any missing text that begins with the word “See”.

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Our Cash Distribution Policy and Restrictions on Distributions, page 53

18.	Provide a more detailed discussion to clarify whether you would have been able to make the payments to unitholders for each of the most recent four quarters. Identify the limitations and reserves applicable to PVR and to you in that regard, providing cross references to disclosure that appears elsewhere in the document as, appropriate

Response: The Registration Statement has been revised as requested. Please see page 50.

19.	Clarify whether your general partner and PVR’s general partner have absolute discretion with regard to expenses and the establishment of reserves, or if either is limited by standards of reasonableness or other restraints. Also summarize all material restrictions or limitations on the payment of distributions that your or PVR’s debt instruments or other agreements contain.

Response: The Registration Statement has been revised as requested. Please see pages 48 and 49.

How we make cash distributions, page 65

20.	With regard to the PVR subordination period you describe at page 67, discuss whether all conditions would be satisfied as of September 30, based on current information. In the alternative, explain to us why you omit this information.

Response: The Registration Statement has been revised as requested. Please see page 61.

Management’s Discussion and Analysis, page 73

21.	As suggested above in comment 5, consider expanding the caption to refer to PVR.

Response: The Registration Statement has been revised as requested. Please see pages 67-69.

22.	Expand the discussion as appropriate to provide a more detailed discussion of the reasons for significant changes period-to-period. For example, discuss in greater detail the reasons for the 638% increase in G&A expenses for PVR in the most recent three month period, as noted at page 82. State how much of the increase related to increased corporate overhead reimbursement.

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Response: The Registration Statement has been revised as requested. Please see pages 76 and 77.

Contractual Obligations, page 90

23.	Please add management compensation obligations to your chart.

Response: Because PVR does not have employment agreements with any of its employees, the amount of its compensation obligation varies year by year. Employee compensation also depends on multiple variables, such as PVR’s performance for the given year. The Registration Statement has been revised to provide a cross-reference to the detailed discussion on employee compensation paid by PVR for the fiscal years ended December 31, 2003, 2004 and 2005. Please see page 84.

Management, page 118

Response:

24.	Identify all new directors once known, and provide all the required disclosure for each. Also disclose the composition of each committee when known.

Response: The Registrant has noted the Staff’s comment and, once known, will identify by subsequent amendment to the Registration Statement all new directors and the composition of each committee.

25.	Revise your biographical sketches to provide a complete discussion of each person’s business experience for the past five years, with no gaps or ambiguities. Identify with specificity each particular position held by each individual during that time. For example, the sketches you provide for Messrs. Gardner and Page are unclear in that regard. Also clarify in each case how much of their professional time executive officers of the general partner will devote to the business of the registrant.

Response: The Registration Statement has been revised as requested. Please see pages 122 and 123.

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26.	As required by Section IIB.2.b of Release No. 33-6900, provide investors with a clear understanding of the nature and amount of compensation that may be paid. Discuss how your general partner plans to compensate its executive officers and directors. Quantify the amount of the annual retainer fees and the compensation for attending meetings for the board of directors of your general partner. Also state the maximum amount that may be paid to your general partner in each category of fees or compensation. If no such maximum exists, so state.

Response: The Registration Statement has been revised as requested. Please see pages 120 and 121.

27.	The addresses of all five percent beneficial owners should be included in the beneficial owner table pursuant to Item 403. Please revise accordingly.

Response: The Registration Statement has been revised as requested. Please see page 127.

28.	Please provide additional disclosure on how the conflicts committee will operate. Disclose who is charged with identifying the conflicts and explain how they are brought to the committee’s attention. We note that you state on page 134 that the general partner is not obligated to seek the approval of the conflicts committee. Please also discuss what happens if the committee determines that there is a conflict.

Response: The Registration Statement has been revised as requested. Please see page 117.

Material Tax Consequences, page 169

29.	To eliminate any potential for ambiguity, plainly state counsel’s basic opinion, including that you will be treated as a partnership for federal income tax purposes. We note the reference to your reliance on that opinion at page 170, but it does not appear to be stated in so many words.

Response: The Registration Statement has been revised as requested. Please see page 168.

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30.	You indicate at page 181 that counsel is unable to opine on your method of making allocations because “use of this method may not be permitted under existing Treasury regulations.” In light of counsel’s non-opinion in these circumstances, explain in necessary detail why your management feels justified making allocations in this manner. Also explain further the nature of counsel’s uncertainty in that regard. Make clear whether it believes that there is a problem with use of this method.

Response: The Registration Statement has been revised as requested. Please see page 179. The language has been revised to explain the Registrant’s rationale for using its method of making allocations. The Registrant has also added disclosure explaining the nature of counsel’s uncertainty and clarifying that counsel considers the Registrant’s decision to use this method to be a reasonable interpretation of the Treasury Regulations.

31.	Obtain an opinion on all material tax matters, or provide a more detailed explanation regarding any failure to include such opinions. For example, if counsel can rely on indirect authority and other necessary means to render an opinion regarding likely tax consequences, it would be insufficient to state that there is no clear authority on an issue-

Response: The Registration Statement has been revised as requested. Please see pages 169, 174 and 179. The Registrant has obtained an opinion on all material tax matters.

Underwriting, page 188

32.	Disclose briefly how “material change” is defined for purposes of the third bullet point on page 188.

Response: The Registration Statement has been revised as requested. Please see page 186.

Lock-Up Agreements, page 189

33.	If the underwriters have any understandings, tacit or explicit, or any present intent to release the lock-ups early, disclose this and identify the factors to be considered in making any such determination

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Response: The Registration Statement has been revised as requested. Please see page 187.

Undertakings, page II-4

34.	Provide the applicable undertakings required by Item 20 to Industry Guide 5, or explain to us why you fail to provide them. See II.B.2.a. of Release No. 33-6900.

Response: The Registration Statement has been revised as requested. Please see page II-4.

Signatures, page II-5

35.	Please identify the person who is signing the registration statement as the Controller or Principal Accounting Officer.

Response: The Registration Statement has been revised as requested. Please see page II-5.

Selected Historical and Pro Forma Financial Data, page 69

36.	We note that you present a line item titled, “Maintenance capital expenditures” within the Other Financial Data section of your Selected Financial Data table. Please disclose what this line item represents and why this data is relevant to the reader.

Response: The Registration Statement has been revised as requested. Please see pages 17 and 65.

Quantitative and Qualitative Disclosures About Market Risk Related to PVR’s Operations, page 92

37.	We note your disclosure in which you discuss your exposure to interest rate risk and commodity price risk. However, it does not appear that you have provided the quantitative disclosures required by Item 305 of Regulation S-K. Please expand your disclosure to provide this information using at least one of the three acceptable disclosure alternatives outlined in Item 305 of Regulation S-K.

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Response: The Registration Statement has been revised as requested. For price risk management, the Registrant has selected the tabular presentation alternative as described in Item 305(a)(1)(i) of Regulation S-K. The Registrant expanded its disclosure by changing the reference to Note 9 of the Penn Virginia Resource GP, LLC combined financial statements included elsewhere in the prospectus to a tabular disclosure on page 88. For interest rate risk, the Registrant selected the sensitivity analysis disclosure alternative as described in Item 305(a)(1)(ii) of Regulation S-K and added information on page 88 regarding the effect of a 1% increase or decrease in interest rates.

Financial Statements, page F-1

Unaudited Pro Forma Combined Financial Statements, page F-2

38.	We note that the pro forma financial statements include adjustments to reflect the forgiveness of net accounts receivable due from Penn Virginia Corporation and the distribution of equity awards under certain long-term incentive plans. Please expand your disclosure to explain how these adjustments relate to the offering transaction or other significant events you have given effect to within the pro forma financial statements.

Response: The Registration Statement has been revised as requested. With regard to the receivable, the nature of the transaction has changed from the forgiveness of the receivable to the distribution of the receivable to the general partner. Please see page F-2.

39.	At Note (7) to your pro form adjustments you state that this adjustment “reflects the effect on minority interest on the pro forma and offering adjustments.” Please describe in further detail the transactions you are reflecting in this adjustment to minority interest.

Response: The Registration Statement has been revised as requested. Please see page F-6.

Exhibits

40.	We note that the Houston office of KPMG consented to the inclusion of various audit opinions in your registration statement, including the opinion on the financial statements of Cantera Natural Gas, LLC, issued by the Denver office. Ordinarily, the consent would be obtained from the office rendering the opinion.

Response: KPMG LLP has informed the Registrant that the procedures necessary to issue their consent for the inclusion of their opinion on the financial statements of Cantera Natural Gas, LLC in the Registration Statement were performed by the KPMG Houston office.

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Engineering Comments

General

41.	We note that you have disclosed proven and probable reserves. With a minimal transfer of paper, preferably in the form of a CD, please forward to our engineer as supplemental information, not as part of the registration statement, information that establishes the legal, technical and economic feasibility of the materials designated as reserves for your New Mexico and Illinois properties, pursuant to paragraph (c) of Industry Guide 7. This information should include the following:

•	Acreage breakdown by owned, leased or other.

•	Maps showing property, mine permit and reserve boundaries, geology, recent and historic production areas, seams mined and any cultural restrictions to mining.

•	Drill-hole maps showing drill intercepts

•	Justifications for the drill hole spacing’s used at various classification levels.

•	General cross-sections that indicate the relationship between coal seams, geology and topography.

•	A detailed description of your procedures for estimating “reserves.”

•	The specific criteria used to estimate reserves, see below.

•	An indication of how many years remain within your longest-term mining plan for each reserve block.

•	Site specific economic justification for the criteria you used to estimate reserves.

•	Mining plans or feasibility studies, including production schedules, cost estimates and cash flow projections needed to establish the existence of reserves as defined in Industry Guide 7.

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•	Third party reviews of your reserves that were developed within the last three years

•	Any other information needed to establish legal, technical and economic feasibility.

Provide the name and phone number for a technical person our engineer may call, if he has technical questions about your reserves. If there are any questions concerning the above request, please phone Mr. George K. Schuler, Mining Engineer at (202) 551-3718.

Response: The Registrant will provide the requested supplemental information directly to the Staff’s engineer. Questions with regard to the Registrant’s reserves may be directed to Allan M. Dennis at (423) 723-0200.

Business of Penn Virginia Resource Partners, L.P. — General page 98

42.	Insert a small-scale map showing the locations and general transportation access to your Central Appalachia properties. Multiple mines may be grouped together based on a common coal washing, cleaning facility, and/or shipping terminal.

Response: The Registration Statement has been revised as requested and as discussed with Mr. George K. Schuler. Please see page 95.

43.	For your mining groups, provide the disclosures required by Industry Guide 7(b). In particular, provide a brief discussion or table showing:

•	The coal beds of interest, including minable coal thickness.

•	A list of your coal processing, handling facilities, and shipping terminals.

Response: The Registration Statement has been revised as requested and as discussed with Mr. George K. Schuler. Please see pages 102 and 103.

44.	For each operating region or major property, grouped by wash plant or shipping terminal, supplementally provide all of your economic and technical evaluation criteria used to establish and classify your coal reserves. This includes, but is not limited to:

•	Minimum economic tonnage rates and maximum depths by mining method

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•	Mine dilution, mining recoveries, and maximum stripping ratios

•	Maximum and minimum mining heights for select mining activities

•	Wash plant recoveries

•	Types of surface conditions or items that limit or preclude mining.

Please describe for us the basis or assumptions you used to develop these criteria. Also describe the price assumptions you used and your underlying rationale.

Response: The Registrant will provide the requested supplemental information directly to the Staff.

Please direct any questions you may have with respect to the foregoing to Allan D. Reiss at (212) 237-0018 or Catherine S. Gallagher at (202) 639-6544.

Very truly yours,

/s/ Allan D. Reiss
Allan D. Reiss

Cc:	L. Lentini

T. Levenberg

J. Gallagher

K. Hiller

K. Schuler